Reporting and Accounting Policies - Allowance for Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Allowance for Credit Loss [Abstract]
Balance at January 1	$ 356.2	$ 283.2
Premium Receivable, Allowance For Credit Loss, Acquired In Period	3.5	0.0
Increase in allowance	357.2	472.0
Write-offs	(436.5)	(399.0)
Balance at December 31	$ 280.4	$ 356.2